Stockholders' Equity (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2015	Oct. 31, 2013
Equity, Class of Treasury Stock [Line Items]
Common stock, authorized	300,000,000	300,000,000	300,000,000
Common stock, par value	$ 0.50	$ 0.50	$ 0.50
Preferred stock, shares authorized	1,770,819	1,770,819
Preferred stock, par value	$ 1.00	$ 1.00
Common and preferred shares authorized					$ 500,000,000
Direct Stock Purchase Plan discount from current market value		5.00%
Shares authorized for repurchase			1,000,000
Additional shares authorized for repurchase	400,000
Remianing shares authorized for repurchase	720,348	720,348				685,348
Repurchase of stock		$ 25,247,000	$ 15,756,000	$ 12,823,000
Repurchase of stock, shares		981,585	659,666	415,233
Common Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase of stock		$ 20,502,000	$ 13,280,000
Repurchase of stock, shares		805,000	560,000
Dividend Reinvestment [Member]
Equity, Class of Treasury Stock [Line Items]
Shares purchased by transfer agent for dividend reinvestment plan		535,439	558,317	154,900
Value of shares purchased in open market for dividend investment plan		$ 14,380,000	$ 14,148,000	$ 3,693,000
Issue of common shares under dividend reinvestment plan		26,295	0
Common stock sold under dividend reinvestment plan		$ 677,000	$ 0